JOHN H. LIVELY, Managing Partner

john.lively@practus.com

11300 Tomahawk Creek Pkwy., Suite 310

Leawood, KS 66211

(913) 660-0778

July 10, 2023

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	Registration Statement filed on Form N-1A under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on behalf of ETF Opportunities Trust (the “Trust”) (File Nos. 333-234544 and 811-23439)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust please find Post-Effective Amendment No. 60 to the Trust’s Registration Statement under the Securities Act and Amendment No. 62 to the Trust’s Registration Statement under the 1940 Act (collectively, the “Amendment”).

The Amendment is being filed pursuant to Rule 485(a) under the Securities Act to add seventeen new portfolio series to the Trust, listed in the table below.

REX IncomeMax AMD Strategy ETF

REX IncomeMax AMZN Strategy ETF

REX IncomeMax TSLA Strategy ETF

REX IncomeMax BIIB Strategy ETF

REX IncomeMax DIS Strategy ETF

REX IncomeMax EEM Strategy ETF

REX IncomeMax GDXJ Strategy ETF

REX IncomeMax GOOG Strategy ETF

REX IncomeMax META Strategy ETF

REX IncomeMax MSFT Strategy ETF

REX IncomeMax MSTR Strategy ETF

REX IncomeMax PYPL Strategy ETF

REX IncomeMax SLV Strategy ETF

REX IncomeMax SMH Strategy ETF

REX IncomeMax SNOW Strategy ETF

REX IncomeMax TLRY Strategy ETF

REX IncomeMax V Strategy ETF

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@Practus.com.

Very truly yours,

/s/ John H. Lively
On behalf of Practus, LLP